                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES ADVISOR PLAN III
 ADVANCED SERIES APEX II
 ADVANCED SERIES XTRA CREDIT SIX
 ADVANCED SERIES LIFEVEST II
 ADVANCED SERIES ADVISORS CHOICE(R) 2000
 (marketed by some firms as "Advisors Select 2000")

                        Supplement, dated July 21, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

 This supplement is being issued to describe enhancements that are being made to certain optional living benefits available under each of the above-referenced Annuities. The terms used in this supplement are defined in the Glossary of Terms in the prospectus. With respect to Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by the Contingent Deferred Sales Charge ("CDSC")
 (b) add an optional death benefit, (the "Highest Daily Lifetime Seven with Beneficiary Income Option") (c) add an optional benefit that increases the Annual Income Amount if the owner qualifies for increased payments, (the "Highest Daily Lifetime Seven with Lifetime Income Accelerator") (d) increase the range of "permitted portfolios" that you may elect if you have chosen the benefit, with some restrictions and (e) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options. For Spousal Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by CDSC (b) add an optional death benefit (the "Spousal Highest Daily Lifetime Seven with Beneficiary Income Option") (c) increase the range of "permitted portfolios" that you may elect if you have chosen the benefit, with some restrictions and (d) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options. The Highest Daily Lifetime Seven with Beneficiary Income Option and the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option allow the beneficiary to continue to withdraw the Annual Income Amount until the Protected Withdrawal Value is depleted. Thus, the option may be appropriate for an Annuity Owner who wants to provide an additional death benefit option to his/her beneficiary.

 The Highest Daily Lifetime Seven with Lifetime Income Accelerator provides a benefit under which the Annuity Owner may withdraw double the Annual Income Amount once he/she meets the benefit's eligibility requirements (e.g., being confined to a qualified nursing facility or being unable to perform two daily life activities as defined below). Thus, this benefit may be appropriate for an Annuity Owner who may meet these requirements at a future date.

 Except as otherwise provided here, the description of each optional living benefit set forth in the May 1, 2008 prospectus remains unchanged.

 This supplement also discusses certain changes to the Advanced Series Lifevest II Annuity ("ASL II"). Specifically, we have removed limitations on the amount of the basic Death Benefit paid under ASLII when death occurs on or after the decedent's age 85. We are also adding a restriction that the ASLII Annuity is only available for purchase up to age 85.

 CHANGES TO HIGHEST DAILY LIFETIME SEVEN

 A. Addition of Death Benefit (HD Lifetime Seven with Beneficiary Income Option/SM/)

 For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit. As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted. (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount). If you choose the Highest Daily Lifetime Seven with Beneficiary Income Option, the maximum charge we may impose is 2.00% of Protected Withdrawal Value ("PWV") annually. We currently assess a charge of 0.95% of PWV annually. See the table entitled "Your Optional Benefit Fees and Charges" in the prospectus for a description of all fees and charges related to optional benefits.

 1. To reflect this death benefit option, we add the following to the description of Highest Daily Lifetime Seven, immediately after the sub-section entitled Additional Tax Considerations:

 HD Lifetime Seven with Beneficiary Income Option/SM/

 We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or ("BIO"). You may choose Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit. You must elect the Beneficiary Income Option death benefit at the time you elect Highest Daily Lifetime Seven. If you elect Highest Daily Lifetime Seven prior to your state's approval of the Beneficiary Income Option and would like to add this feature later, you must terminate the Highest Daily Lifetime Seven benefit and elect the Highest Daily Lifetime Seven with Beneficiary Income Option. If you elected the Highest Daily Lifetime Seven benefit, you will have a 90 day transition period from the date the Beneficiary Income Option is approved in your state of residence to terminate your Highest Daily Lifetime Seven benefit and elect the Highest Daily Lifetime benefit with Beneficiary Income Option. After the 90 day transition period, you may elect to add the Beneficiary Income Option on any anniversary of the Issue Date in accordance with the eligibility rules and restrictions described in the "Election of and Designations under the Program" section of the prospectus describing the Highest Daily Lifetime Seven benefit. If you terminate your Highest Daily Lifetime Seven benefit to elect the Highest Daily Lifetime Seven with Beneficiary Income Option benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven benefit and will begin new guarantees under the Highest Daily Lifetime Seven with BIO benefit based on the Account Value as of the date the new benefit becomes active.

 If you elect this death benefit, you may not elect any other optional benefit. You may elect the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime Seven itself (except that for XTra Credit SIX, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death). Because the fee for this benefit is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with the beneficiary income option may be greater than it would have been based on the Account Value alone.

 Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:

   . Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
       (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

   . Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

       The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75% share multiplied by $5000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

       The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Highest Daily Lifetime Seven With Beneficiary Income Option:

 Highest Daily Lifetime Seven with Beneficiary Income Option: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV. *

        Total Maximum Charges                   Total Current Charges
-------------------------------------  ---------------------------------------
ASAPIII:  1.25% of Sub-account net     ASAPIII:  1.25% of Sub-account net
            assets + 2.00% of PWV                assets + 0.95% of PWV
APEX II:  1.65% of Sub-account net     APEX II:  1.65% of Sub-account net
            assets + 2.00% of PWV                assets + 0.95% of PWV
ASL II:   1.65% of Sub-account net     ASL II:   1.65% of Sub-account net
            assets + 2.00% of PWV                assets + 0.95% of PWV
XT6:      1.65% of Sub-account net     XT6:      1.65% of Sub-account net
            assets + 2.00% of PWV                assets + 0.95% of PWV

--------
 * Highest Daily Lifetime Seven with Beneficiary Income Option. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% of PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.

B. Addition of Lifetime Income Accelerator Feature (HD Lifetime Seven with Lifetime Income Accelerator/SM/).

 1. The following is added at the end of the section concerning Highest Daily Lifetime Seven.

 HD Lifetime Seven with Lifetime Income Accelerator/SM/. We offer another version of Highest Daily Lifetime Seven that we call Highest Daily Lifetime Seven with Lifetime Income Accelerator ("Highest Daily Lifetime Seven with LIA"). This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Highest Daily Lifetime Seven with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, you may not elect any other optional benefit. The income benefit under Highest Daily Lifetime Seven with LIA currently is based on a single "designated life" who is between the ages of 55 and 75 on the date that the benefit is elected. If you elected the Highest Daily Lifetime Seven benefit prior to your state's approval of LIA, you will have a 90 day transition period from the date the Highest Daily Lifetime Seven with Lifetime Income Accelerator is approved in your state of residence to terminate your Highest Daily Lifetime Seven benefit and elect the Highest Daily Lifetime Seven with LIA benefit. After the 90 day transition period, you may elect to add the Lifetime Income Accelerator option on any anniversary of the Issue Date in accordance with the eligibility rules and restrictions described in the "Election of and Designations under the Program" section of the prospectus describing the Highest Daily Lifetime Seven benefit. If you terminate your Highest Daily Lifetime Seven Benefit to elect the Highest Daily Lifetime Seven with LIA benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven benefit and will begin the new guarantees under the Highest Daily Lifetime Seven benefit with LIA based on the account value as of the date the new benefit becomes active.

 Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. If you choose the Highest Daily Lifetime Seven with LIA, the maximum charge is 2.00% of Protected Withdrawal Value ("PWV") annually. We deduct the current charge (0.95% of PWV) at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
 Day), we deduct 0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the protected withdrawal value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

 If this benefit is being elected on an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

 You may choose Highest Daily Lifetime Seven without also electing LIA, however you may not elect LIA without Highest Daily Lifetime Seven. All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein. Currently, if you elect Highest Daily Lifetime Seven with LIA and subsequently terminate the benefit, you will be able to re-elect Highest Daily Lifetime Seven with LIA but all conditions of the benefit described below must be met, and you may be subject to a waiting period until you can elect this or another lifetime withdrawal benefit.

 Eligibility Requirements for LIA Amount. Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120/th/ day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, either or both of the following requirements ("LIA conditions") must be met. It is not necessary to meet both conditions:

   (1) The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

   (2) The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:

   i. Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

   ii. Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   iii. Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   iv. Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   v. Transferring: Moving into or out of a bed, chair or wheelchair.

   vi. Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.

 Additionally, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine you are no longer eligible to receive the LIA Amount, upon the next Annuity Anniversary the Annual Income Amount would replace the LIA Amount. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.

 LIA amount at the first Withdrawal. If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

 LIA amount after the First Withdrawal. If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year. Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

 Withdrawals In Excess of the LIA amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

 Withdrawals are not required. However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

 Purchase Payments. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

 Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

 Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are made.

 Annuity Options. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10th benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Prior to the 10th benefit anniversary this option is not available.

 We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.

 If you elect Highest Daily Lifetime Seven with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Highest Daily Lifetime Seven With Optional Lifetime Income Accelerator:

 Highest Daily Lifetime Seven w/Optional Lifetime Income Accelerator: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV. *

         Total Maximum Charges                   Total Current Charges
---------------------------------------  -------------------------------------
ASAPIII:  1.25% of Sub-account net       ASAPIII:  1.25% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
APEX II:  1.65% of Sub-account net       APEX II:  1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
ASL II:   1.65% of Sub-account net       ASL II:   1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
XT6:      1.65% of Sub-account net       XT6:      1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV

--------
 * Highest Daily Lifetime Seven With Lifetime Income Accelerator. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% of PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.

 C. Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

 We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income Amount under the Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 D. Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven

 For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus. The revised formula reflects the fact that Account Value may include amounts allocated to certain Fixed Rate Options. Currently, no Fixed Rate Options are available for use with Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven.

 Here is the revised formula (the Table of "a" factors remains the same):

 Terms and Definitions referenced in the calculation formula:

   . Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . Ct - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.

   .   V\\F\\ the total value of all elected Fixed Rate Options in the Annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

   . * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 Target Value Calculation:

 On each business day, a target value (L) is calculated, according to the following formula. If the Account Value (V\\V\\ + V\\F\\) is equal to zero, no calculation is necessary.

 L = 0.05 * P * a

 Transfer Calculation:

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

 Target Ratio r = (L - B) / (V\\V\\ + V\\F\\).

   . If r (greater than) Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

   . If r (less than) Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T = {Min (V\\V\\ + V\\F\\), [L - B -        Money is transferred from the
 (V\\V\\ + V\\F\\) * Ct] / (1-Ct))}          elected Sub-accounts and Fixed
                                             Rate Options to the Transfer
                                             Account

 T = {Min (B,-[L - B -(V\\V\\ + V\\F\\)*     Money is transferred from the
 C\\t\\] / (1-C\\t\\))}                      Transfer Account to the elected
                                             Sub-accounts

 CHANGES TO SPOUSAL HIGHEST DAILY LIFETIME SEVEN

 1. We add the following, immediately after the section entitled "Additional Tax Considerations":

A. Addition of Death Benefit (Spousal HD Lifetime Seven with Beneficiary Income Option/SM/)

 The Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit. We refer to the death benefit as the Beneficiary Income Option. As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted. (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount). If you choose the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option the maximum charge we may impose is 2.00% of Protected Withdrawal Value ("PWV") annually. However, we impose a current charge of 0.95% of PWV annually. To reflect this death benefit option, we add the following to the description of Spousal Highest Daily Lifetime Seven:

 Spousal HD Lifetime Seven with Beneficiary Income Option/SM/

 We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. You may choose Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit ("BIO"). If you elect Spousal Highest Daily Lifetime Seven without the Beneficiary Income Option and would like to add this feature later, you must terminate the Spousal Highest Daily Lifetime Seven benefit and elect the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option. If you elected the Spousal Highest Daily Lifetime Seven benefit prior to your state's approval of BIO, you will have a 90 day transition period from the date the Beneficiary Income Option is approved in your state of residence to terminate your Spousal Highest Daily Lifetime Seven benefit and elect the Spousal Highest Daily Lifetime Seven benefit with Beneficiary Income Option. After the 90 day transition period, you may elect to add the Beneficiary Income Option on any anniversary of the Issue Date in accordance with the eligibility rules and restrictions described in the "Election of and Designations under the Program" section of the prospectus describing the Highest Daily Lifetime Seven benefit. If you terminate your Spousal Highest Daily Lifetime Seven benefit to elect the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option benefit, you will lose all guarantees under the Spousal Highest Daily Lifetime Seven benefit, and will begin new guarantees under the Spousal Highest Daily Lifetime Seven with BIO based on the Account Value as of the date the new benefit becomes active.

 If you elect the Beneficiary Income Option death benefit, you may not elect any other optional benefit. You may elect the Beneficiary Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven with BIO may be greater than it would have been, had it been based on the Account Value alone.

 For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself (except that for XTra Credit SIX, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death). Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity
 (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:

   . Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
       (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

   . Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

       The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

       The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Spousal Highest Daily Lifetime Seven With Beneficiary Income Option:

 Spousal Highest Daily Lifetime Seven w/Beneficiary Income Option: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV. *

         Total Maximum Charges                   Total Current Charges
---------------------------------------  -------------------------------------
ASAPIII:  1.25% of Sub-account net       ASAPIII:  1.25% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
APEX II:  1.65% of Sub-account net       APEX II:  1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
ASL II:   1.65% of Sub-account net       ASL II:   1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
XT6:      1.65% of Sub-account net       XT6:      1.65% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV

--------
 * Spousal Highest Daily Lifetime Seven With Beneficiary Income Option. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% of PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.

 B. Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

 We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 C. Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven

 For elections of Spousal Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus. See the section above under Highest Daily Lifetime Seven for the revised formula.

 EXPANDED GROUP OF AVAILABLE FUNDS

 Under Investment Options, What Are the Investment Objectives And Policies Of The Portfolios?, we make the revisions appearing below.

 1. We replace the sentence stating "[t] following chart lists the currently available and permitted investment options . . ." with the following:

 As a condition to your participating in certain of our optional benefits, we limit the investment options to which you may allocate your Account Value. Broadly speaking, we offer two groups of permitted funds. Under the first group, your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing. Under the second group, you may allocate your Account Value between a broader range of investment options, but must participate in quarterly re-balancing. The set of tables immediately below describes the first category of permitted investment options. The second set of tables describes the second category, under which:

 (a) you must allocate at least 20% of your Account Value to certain fixed income portfolios (currently, the AST PIMCO Total Return Bond Portfolio and the AST Western Asset Core Plus Bond Portfolio).

 (b) you may allocate up to 80% in the equity and other portfolios listed in the table below.

 (c) on each quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end. Note that on the first quarter-end following your participation in the Optional Allocation and Rebalancing Program, we will re-balance your Account Value so that the percentages devoted to each Portfolio remain the same as those in effect when you began the Optional Allocation and Rebalancing Program.

 (d) between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.

 While those who do not participate in any optional benefit generally may invest in any of the investment options described in this prospectus, only those who participate in Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven may participate in the second category (along with its attendant re-balancing requirement). This second category is called our "Optional Allocation and Rebalancing Program." If you participate in the Optional Allocation and Rebalancing Program, you may not participate in a Dollar Cost Averaging Program or Automatic Rebalancing Program. We may modify or terminate the Optional Allocation and Rebalancing Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance (ii) not affect the guarantees you had accrued under Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven or your ability to continue to participate in those optional benefits and (iii) not require you to transfer Account Value out of any Portfolio in which you participated immediately prior to the modification or termination.

 The following chart lists the currently available and permitted investment options when you choose certain optional benefits/1/:

                    Group I: Allowable Benefit Allocations
--------
/1/  Fund availability may vary by annuity.


  Optional Benefit Name/2/                    Allowable Benefit Allocations
  Lifetime Five Income Benefit                AST Academic Strategies Asset
  Spousal Lifetime Five Income Benefit        Allocation Portfolio
  Highest Daily Lifetime Five Income          AST Capital Growth Asset
  Benefit                                     Allocation Portfolio
                                              AST Balanced Asset Allocation
  Highest Daily Lifetime Seven Income         Portfolio
  Benefit                                     AST Focus Four Plus Portfolio
                                              AST Preservation Asset Allocation
  Spousal Highest Daily Lifetime Seven        Portfolio
  Income Benefit                              AST First Trust Balanced Target
                                              Portfolio
  Highest Daily Value Death Benefit           AST First Trust Capital
                                              Appreciation Target Portfolio
                                              AST Advanced Strategies Portfolio
                                              AST T. Rowe Price Asset
                                              Allocation Portfolio
                                              AST UBS Dynamic Alpha Strategy
                                              Portfolio
                                              AST Schroders Multi-Asset World
                                              Strategies Portfolio
                                              AST Niemann Capital Growth Asset
                                              Allocation Portfolio
                                              AST CLS Growth Asset Allocation
                                              Portfolio
                                              AST CLS Moderate Asset Allocation
                                              Portfolio
                                              AST Horizon Growth Asset
                                              Allocation Portfolio
                                              AST Horizon Moderate Asset
                                              Allocation Portfolio
                                              Franklin Templeton VIP Founding
                                              Funds Allocation Fund
 --------------------------------------------------------------------------------

  Combo 5% Rollup & HAV Death Benefit         All investment options permitted,
                                              EXCEPT these:
  Guaranteed Minimum Income Benefit           ProFund VP UltraNASDAQ-100
  Guaranteed Minimum Withdrawal Benefit       ProFund VP UltraSmall Cap
  GRO/GRO PLUS/GRO PLUS 2008                  ProFund VP Semiconductor
  Highest Anniversary Value Death Benefit     ProFund VP Internet
                                              ProFund VP UltraBull
  Highest Daily GRO                           Value Line(R) Target 25
                                              AIM VI Technology
                                              ProFund VP Technology
                                              NASDAQ(R) Target 15
                                              ProFund VP Biotechnology
                                              ProFund VP Short Small-Cap
                                              Access VP High Yield
                                              ProFund VP Short Mid-Cap
                                              Evergreen VA Growth Fund
 --------------------------------------------------------------------------------

                                              Additional 5 investment options
                                              NOT permitted with GRO Plus 2008
  GRO Plus 2008                               & Highest Daily GRO
  Highest Daily GRO                           ProFund VP Ultra Mid-Cap
                                              ProFund VP Precious Metals
                                              ProFund VP NASDAQ-100
                                              ProFund VP Asia 30
                                              ProFund VP Short NASDAQ-100
 --------------------------------------------------------------------------------

             Group II: Optional Allocation and Rebalancing Program

  Optional Benefit Name/2/                    Allowable Benefit Allocations
  Highest Daily Lifetime Seven                AST Academic Strategies Asset
  Spousal Highest Daily Lifetime Seven        Allocation
                                              AST Advanced Strategies
                                              AST Aggressive Asset Allocation
                                              AST AllianceBernstein Core Value
                                              AST AllianceBernstein Growth &
                                              Income
 --------------------------------------------------------------------------------

/2/ Detailed Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefits" sections of this prospectus.

                                            AST American Century Income &
                                            Growth
                                            AST Balanced Asset Allocation
                                            AST Capital Growth Asset
                                            Allocation
                                            AST CLS Growth Asset Allocation
                                            AST CLS Moderate Asset Allocation
                                            AST Cohen & Steers Realty
                                            AST DeAM Large-Cap Value
                                            AST Federated Aggressive Growth
                                            AST First Trust Balanced Target
                                            AST First Trust Capital
                                            Appreciation Target
                                            AST Focus Four Plus
                                            AST Global Real Estate
                                            AST Goldman Sachs Concentrated
                                            Growth
                                            AST Goldman Sachs Mid-Cap Growth
                                            AST Goldman Sachs Small-Cap Value
                                            AST High Yield
                                            AST Horizon Growth Asset
                                            Allocation
                                            AST Horizon Moderate Asset
                                            Allocation
                                            AST International Growth
                                            AST International Value
                                            AST JPMorgan International Equity
                                            AST Large-Cap Value
                                            AST Lord Abbett Bond-Debenture
                                            AST Marsico Capital Growth
                                            AST MFS Global Equity
                                            AST MFS Growth
                                            AST Mid-Cap Value
                                            AST Money Market
                                            AST Neuberger Berman Mid-Cap
                                            Growth
                                            AST Neuberger Berman / LSV Midcap
                                            Value
                                            AST Neuberger Berman Small-Cap
                                            Growth
                                            AST Niemann Capital Growth Asset
                                            Allocation
                                            AST Parametric Emerging Markets
                                            Equity
                                            AST PIMCO Limited Maturity Bond
                                            AST PIMCO Total Return Bond
                                            AST Preservation Asset Allocation
                                            AST QMA US Equity Alpha
                                            AST Schroders Multi-Asset World
                                            Strategies Portfolio
                                            AST Small-Cap Growth
                                            AST Small-Cap Value
                                            AST T. Rowe Price Asset Allocation
                                            AST T. Rowe Price Global Bond
                                            AST T. Rowe Price Large-Cap Growth
                                            AST T. Rowe Price Natural
                                            Resources
                                            AST UBS Dynamic Alpha Strategy
                                            AST Western Asset Core Plus Bond
                                            Franklin Templeton VIP Founding
                                            Funds Allocation Fund
                                            ProFund VP Consumer Goods
                                            ProFund VP Consumer Services
                                            ProFund VP Financials
                                            ProFund VP Health Care
                                            ProFund VP Industrials
                                            ProFund VP Large-Cap Growth
                                            ProFund VP Large-Cap Value
                                            ProFund VP Mid-Cap Growth
                                            ProFund VP Mid-Cap Value
                                            ProFund VP Real Estate
                                            ProFund VP Small-Cap Growth
                                            ProFund VP Small-Cap Value
                                            ProFund VP Telecommunications
                                            ProFund VP Utilities

 CHANGES TO THE ASLII ANNUITY

 We make the following revisions to the prospectus in order to remove limitations on the amount of the basic Death Benefit paid under our ASLII Annuity when death occurs on or after the decedent's age 85. We are also adding a restriction that the ASLII Annuity is only available for purchase up to age 85.

   . Within the section "Purchasing Your Annuity," within the subsection "What Are Our Requirements for Purchasing One of the Annuities?," we replace the paragraph entitled "Age Restrictions" with the following:

 Age Restrictions: Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 80 for ASAP III, age 75 for XT6 and age 85 for APEX II and ASL II. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

   . Within the section "Death Benefit," within the subsection "Basic Death Benefit," we replace the last three paragraphs with the following:

 For ASAP III, APEX II and XT6 Annuities, the existing basic Death Benefit (for all decedent ages) is the greater of:

   . The sum of all Purchase Payments (not including any Credits) less the sum of all proportional withdrawals.

   . The sum of your Account Value in the Sub-accounts and your Interim Value in the Fixed Allocations (less the amount of any Credits applied within 12-months prior to the date of death, with respect to XT6).

 For ASL II Annuities issued before July 21, 2008,where death occurs before the decedent's age 85, the basic Death Benefit is the greater of:

   . The sum of all Purchase Payments less the sum of all proportional withdrawals.

   . The sum of your Account Value in the Sub-accounts and your Interim Value in the Fixed Allocations.

 For ASL II Annuities issued before July 21, 2008 where death occurs after the decedent's age 85, the Death Benefit is (a) your Account Value (for Annuities other than those issued in New York) or (b) your Account Value in the Sub-accounts plus your Interim Value in the Fixed Allocations (for Annuities issued in New York only).

 For ASL II Annuities issued on or after July 21, 2008, subject to regulatory approval, the basic Death Benefit is the greater of:

   . The sum of all Purchase Payments less the sum of all proportional withdrawals.

   . The sum of your Account Value in the Sub-accounts and your Interim Value in the Fixed Allocations.

 "Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 OPTIMUM/SM/
 OPTIMUM FOUR/SM/
 OPTIMUM PLUS/SM/

                        Supplement, dated July 21, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

 This supplement is being issued to describe enhancements that are being made to certain optional living benefits available under each of the above-referenced Annuities. The terms used in this supplement are defined in the Glossary of Terms in the prospectus. With respect to Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by the Contingent Deferred Sales Charge ("CDSC")
 (b) add an optional death benefit, (the "Highest Daily Lifetime Seven with Beneficiary Income Option") (c) add an optional benefit that increases the Annual Income Amount if the owner qualifies for increased payments, (the "Highest Daily Lifetime Seven with Lifetime Income Accelerator"), and
 (d) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options. For Spousal Highest Daily Lifetime Seven, we (a) revise the way that certain withdrawals of the Annual Income Amount are impacted by CDSC (b) add an optional death benefit (the "Spousal Highest Daily Lifetime Seven with Beneficiary Income Option") and (c) modify the asset transfer formula under the benefit, to make clear that the Account Value may include amounts allocated to certain Fixed Rate Options. The Highest Daily Lifetime Seven with Beneficiary Income Option and the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option allow the beneficiary to continue to withdraw the Annual Income Amount until the Protected Withdrawal Value is depleted. Thus, the option may be appropriate for an Annuity Owner who wants to provide an additional death benefit option to his/her beneficiary.

 The Highest Daily Lifetime Seven with Lifetime Income Accelerator provides a benefit under which the Annuity Owner may withdraw double the Annual Income Amount once he/she meets the benefit's eligibility requirements (e.g., being confined to a qualified nursing facility or being unable to perform two daily life activities as defined below). Thus, this benefit may be appropriate for an Annuity Owner who may meet these requirements at a future date.

 Except as otherwise provided here, the description of each optional living benefit set forth in the May 1, 2008 prospectus remains unchanged.

 CHANGES TO HIGHEST DAILY LIFETIME SEVEN

 A. Addition of Death Benefit (HD Lifetime Seven with Beneficiary Income Option/SM/)

 For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit. As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted. (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount). We may impose a maximum charge of 2.00% of Protected Withdrawal Value ("PWV") annually, but currently impose a charge of 0.95% of PWV annually, if you choose Highest Daily Lifetime Seven with Beneficiary Income Option. See the table entitled "Your Optional Benefit Fees and Charges" in the prospectus for a description of all fees and charges related to optional benefits.

 1. To reflect this death benefit option, we add the following to the description of Highest Daily Lifetime Seven, immediately after the sub-section entitled Additional Tax Considerations:

 HD Lifetime Seven with Beneficiary Income Option/SM/

 We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option ("BIO"). You may choose Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit. You must elect the Beneficiary Income Option death benefit at the time you elect Highest Daily Lifetime Seven. If you elect Highest Daily Lifetime Seven prior to your state's approval of the Beneficiary Income Option and would like to add this feature later, you must terminate the Highest Daily Lifetime Seven benefit and elect the Highest Daily Lifetime Seven with Beneficiary Income Option. If you elected the Highest Daily Lifetime Seven benefit, you will have a 90 day transition period from the date the Beneficiary Income Option is approved in your state of residence to terminate your Highest Daily Lifetime Seven benefit and elect the Highest Daily Lifetime Seven benefit with Beneficiary Income Option. If you do not elect to add the Beneficiary Income Option in the 90 day transition period, you can elect it on any anniversary of the Issue Date that is at least 90 calendar days from the date that the Highest Daily Lifetime Seven benefit was terminated. If you terminate your Highest Daily Lifetime Seven benefit to elect the Highest Daily Lifetime Seven with Beneficiary Income Option benefit, you will lose all guarantees under the Highest Daily Lifetime Seven benefit, and will begin the new guarantees under the Highest Daily Lifetime Seven benefit with BIO based on the Account Value as of the date the new benefit is elected.

 If you elect this death benefit, you may not elect any other optional benefit. You may elect the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime Seven itself (except that for Optimum Plus, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death). Because the fee for this benefit is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone.

 Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic Death Benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:

   . Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
       (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

   . Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

       The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75% share multiplied by $5000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

       The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Highest Daily Lifetime Seven With Beneficiary Income Option:

 Highest Daily Lifetime Seven with Beneficiary Income Option: maximum charge of 2.00% of PWV; current charge of 0.95% of PWV. *

         Total Maximum Charges                   Total Current Charges
---------------------------------------  -------------------------------------
Optimum:  1.25% of Sub-account net       Optimum:  1.25% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
Optimum   1.65% of Sub-account net       Optimum   1.65% of Sub-account net
  Four:     assets + 2.00% of PWV          Four:   assets + 0.95% of PWV
Optimum   1.65% of Sub-account net       Optimum   1.65% of Sub-account net
  Plus:     assets + 2.00% of PWV          Plus:   assets + 0.95% of PWV

--------
 * Highest Daily Lifetime Seven With Beneficiary Income Option. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.95% of PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.95% of PWV is in addition to 1.65% annual charge in Annuity Years 1-10 and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.

 B. Addition of Lifetime Income Accelerator Feature (HD Lifetime Seven with Lifetime Income Accelerator/SM/).

 A. The following is added at the end of the section concerning Highest Daily Lifetime Seven.

 HD Lifetime Income Accelerator /SM/. We offer another version of Highest Daily Lifetime Seven that we call Highest Daily Lifetime Seven with Lifetime Income Accelerator ("Highest Daily Lifetime Seven with LIA"). This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Highest Daily Lifetime Seven with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, you may not elect any other optional benefit. The income benefit under Highest Daily Lifetime Seven with LIA currently is based on a single "designated life" who is between the ages of 55 and 75 on the date that the benefit is elected. If you elected the Highest Daily Lifetime Seven benefit prior to your state's approval of LIA, you will have a 90 day transition period from the date the Highest Daily Lifetime Seven with Lifetime Income Accelerator is approved in your state of residence to terminate your Highest Daily Lifetime Seven benefit and elect the Highest Daily Lifetime Seven with LIA benefit. If you do not elect to add the Lifetime Income Accelerator option in the 90 day transition period, you can elect it on any anniversary of the Issue Date that is at least 90 calendar days from the date that the Highest Daily Lifetime Seven benefit was terminated. If you terminate your Highest Daily Lifetime Seven benefit to elect the Highest Daily Lifetime Seven with LIA benefit, you will lose all guarantees under the Highest Daily Lifetime Seven benefit and will begin the new guarantees under the Highest Daily Lifetime Seven benefit with LIA based on the Account Value as of the date the new benefit is elected.

 Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. If you choose the Highest Daily Lifetime Seven with LIA, the maximum charge we may impose is 2.00% of Protected Withdrawal Value ("PWV") annually. We deduct the current charge (0.95% of PWV) at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
 Day), we deduct 0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

 If this benefit is being elected on an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

 You may choose Highest Daily Lifetime Seven without also electing LIA, however you may not elect LIA without Highest Daily Lifetime Seven. All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein. Currently, if you elect Highest Daily Lifetime Seven with LIA and subsequently terminate the benefit, you will be able to re-elect Highest Daily Lifetime Seven with LIA but all conditions of the benefit described below must be met, and you may be subject to a waiting period until you can elect this or another lifetime withdrawal benefit.

 Eligibility Requirements for LIA Amount. Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Date immediately after the 120/th/ day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, either or both of the following requirements ("LIA conditions") must be met. It is not necessary to meet both conditions:

   (1) The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

   (2) The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:

   i. Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

   ii. Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   iii. Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   iv. Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   v. Transferring: Moving into or out of a bed, chair or wheelchair.

   vi. Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.

 Additionally, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine you are no longer eligible to receive the LIA Amount, upon the next Annuity Anniversary the Annual Income Amount would replace the LIA Amount. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.

LIA amount at the First Withdrawal. If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

LIA amount after the First Withdrawal. If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year. Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

Withdrawals in Excess of the LIA amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

Withdrawals are not required. However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

Purchase Payments. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

Step Ups. If your Annual Income Amount is stepped up your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are made.

Annuity Options. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10th benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Prior to the 10th benefit anniversary this option is not available.

We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.

 If you elect Highest Daily Lifetime Seven with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

 B. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Highest Daily Lifetime Seven With Optional Lifetime Income Accelerator:

 Highest Daily Lifetime Seven w/Optional Lifetime Income Accelerator maximum charge of 2.00% of PWV; current charge of 0.95% of PWV. *

         Total Maximum Charges                   Total Current Charges
---------------------------------------  -------------------------------------
Optimum:  1.25% of Sub-account net       Optimum:  1.25% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
Optimum   1.65% of Sub-account net       Optimum   1.65% of Sub-account net
  Four:     assets + 2.00% of PWV          Four:   assets + 0.95% of PWV
Optimum   1.65% of Sub-account net       Optimum   1.65% of Sub-account net
  Plus:     assets + 2.00% of PWV          Plus:   assets + 0.95% of PWV

--------
 * Highest Daily Lifetime Seven with Lifetime Income Accelerator. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.95% of PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.

 C. Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

 We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income Amount under the Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 D. Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven

 For elections of Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus. The revised formula reflects the fact that Account Value may include amounts allocated to certain Fixed Rate Options. Currently, no Fixed Rate Options are available for use with Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven.

 Here is the revised formula (the Table of "a" factors remains the same):

 Terms and Definitions referenced in the calculation formula:

   . Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . Ct - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.

   .   V\\F\\ the total value of all elected Fixed Rate Options in the Annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 Target Value Calculation:

 On each business day, a target value (L) is calculated, according to the following formula. If the Account Value (V\\V\\ + V\\F\\) is equal to zero, no calculation is necessary.

 L = 0.05 * P * a

 Transfer Calculation:

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

 Target Ratio r = (L - B) / (V\\V\\ + V\\F\\).

   . If r (greater than) Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

   . If r (less than) Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

       T = {Min (V\\V\\ + V\\F\\), [L - B - (V\\V\\ + V\\F\\) * Ct] / (1-Ct))}
       Money is transferred from the elected Sub-accounts and Fixed Rate Options to the Transfer Account

       T = {Min (B, - [L - B -(V\\V\\ + V\\F\\)* C\\t\\] / (1-C\\t\\))} Money
       is transferred from the Transfer Account to the elected Sub-accounts

 CHANGES TO SPOUSAL HIGHEST DAILY LIFETIME SEVEN

 1. We add the following, immediately after the section entitled "Additional Tax Considerations":

 A. Addition of Death Benefit (Spousal HD Lifetime Seven with Beneficiary Income Option/SM/)

The Annuity Owner may opt for a death benefit, the value of which is linked to the Annual Income Amount under the benefit. We refer to the death benefit as the Beneficiary Income Option. As detailed below, a beneficiary taking the Annuity's death benefit under this feature is paid the Annual Income Amount until the Protected Withdrawal Value is depleted. (Note that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount). We may impose a maximum charge of 2.00% of Protected Withdrawal Value ("PWV") annually, but currently impose a charge of 0.95% of PWV annually, if you choose Spousal Highest Daily Lifetime Seven with Beneficiary Income Option. To reflect this death benefit option, we add the following to the description of Spousal Highest Daily Lifetime Seven:

 Spousal HD Lifetime Seven with Beneficiary Income Option/SM/

 We offer an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. You may choose Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit. If you elect Spousal Highest Daily Lifetime Seven without the Beneficiary Income Option ("BIO") and would like to add this feature later, you must terminate the Spousal Highest Daily Lifetime Seven benefit and elect the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option. If you elected the Spousal Highest Daily Lifetime Seven benefit prior to your state's approval of BIO, you will have a 90 day transition period from the date the Beneficiary Income Option is approved in your state of residence to terminate your Spousal Highest Daily Lifetime Seven benefit and elect the Spousal Highest Daily Lifetime Seven benefit with Beneficiary Income Option. If you do not elect to add the Beneficiary Income Option in the 90 day transition period, you can elect it on any anniversary of the Issue Date that is at least 90 calendar days from the date that the Spousal Highest Daily Lifetime Seven benefit was terminated. If you terminate your Spousal Highest Daily Lifetime Seven benefit to elect the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option benefit, you will lose all guarantees that you had accumulated under your Spousal Highest Daily Lifetime Seven benefit, and will begin the new guarantees under the Spousal Highest Daily Lifetime Seven benefit with BIO based on the Account Value as of the date the new benefit is elected.

 If you elect the Beneficiary Income Option death benefit, you may not elect any other optional benefit. You may elect the Beneficiary Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven with BIO may be greater than it would have been, had it been based on the Account Value alone.

 For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself (except that for Optimum Plus, we exclude from the Protected Withdrawal Value the amount of any Credit that was granted within 12 months prior to death). Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:

   . Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
       (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

   . Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

       The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

       The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Program" section, above.

 2. We add the following as a new line item within the portion of the fee table entitled "Your Optional Benefit Fees and Charges" to reflect the fee for Spousal Highest Daily Lifetime Seven With Beneficiary Income Option:

 Spousal Highest Daily Lifetime Seven w/Beneficiary Income Option : maximum charge of 2.00% of PWV; current charge of 0.95% of PWV. *

         Total Maximum Charges                   Total Current Charges
---------------------------------------  -------------------------------------
Optimum:  1.25% of Sub-account net       Optimum:  1.25% of Sub-account net
            assets + 2.00% of PWV                  assets + 0.95% of PWV
Optimum   1.65% of Sub-account net       Optimum   1.65% of Sub-account net
  Four:     assets + 2.00% of PWV          Four:   assets + 0.95% of PWV
Optimum   1.65% of Sub-account net       Optimum   1.65% of Sub-account net
  Plus:     assets + 2.00% of PWV          Plus:   assets + 0.95% of PWV

--------
 * Spousal Highest Daily Lifetime Seven With Beneficiary Income Option. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.95% of PWV is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.95% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.

 B. Revision to the way that certain withdrawals of the Annual Income Amount are impacted by CDSC

 We add the following as the last sentence of the first paragraph under the sub-section entitled "Key Feature - Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit" to make clear that no withdrawal of the Annual Income Amount (provided such withdrawal does not constitute Excess Income) will be subject to a CDSC:

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 C. Revised Asset Transfer Formula for Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven

 For elections of Spousal Highest Daily Lifetime Seven on or after July 21, 2008, the asset transfer formula differs from that set forth in the May 1, 2008 prospectus. See the section above under Highest Daily Lifetime Seven for the revised formula.

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVANCED SERIES ADVISOR PLAN III
 ADVANCED SERIES APEX II
 ADVANCED SERIES XTRA CREDIT SIX
 ADVANCED SERIES LIFEVEST II
 ADVANCED SERIES ADVISORS CHOICE(R) 2000
 (marketed by some firms as "Advisors Select 2000")

                        Supplement, dated July 21, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

 This supplement is being issued to describe several changes that we are making to the variable investment options within each of the above-referenced Annuities. We summarize each change immediately below, and then indicate how the pertinent portion of each prospectus is amended to reflect the change.

 The changes are as follows:

 1. AST Focus Four Plus Portfolio. We add the Portfolio as an investment option available under each Annuity. Accordingly, we (a) add the Portfolio to the list of Investment Options on the inside front cover, and (b) set forth the fees of the Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, add the Portfolio to the list of portfolios that are permitted if you elect Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, or the Highest Daily Value death benefit, and (d) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of the Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 2. AST Parametric Emerging Markets Equity Portfolio; AST Global Real Estate Portfolio. We add each Portfolio as an investment option available under each Annuity. Accordingly, we (a) add each Portfolio to the list of Investment Options on the inside front cover, and (b) set forth the fees of each Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, add each Portfolio to the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional Allocation and Rebalancing Program, or Highest Daily GRO and (d) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of each Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 3. AST Conservative Asset Allocation Portfolio; AST Balanced Asset Allocation Portfolio; and AST American Century Strategic Allocation Portfolio. The name and investment objective of each Portfolio has been changed. (In the case of the AST Balanced Asset Allocation Portfolio and AST American Century Strategic Allocation Portfolio only, the changed investment objective was authorized by a vote of Annuity Owners). AST Conservative Asset Allocation Portfolio has been renamed AST Balanced Asset Allocation Portfolio and will be sub-advised by Quantitative Management Associates LLC, the original AST Balanced Asset Allocation Portfolio has become AST Academic Strategies Asset Allocation Portfolio, and AST American Century Strategic Allocation Portfolio has become AST Schroders Multi-Asset World Strategies Portfolio. Accordingly, we
 (a) reflect the revised Portfolio names in the list of Investment Options on the inside front cover, and (b) with respect to these Portfolios, set forth the fees of each Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, reflect each Portfolio in the list of portfolios that are permitted if you elect Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, or the Highest Daily Value death benefit, and (d) include a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 4. AST Goldman Sachs Small-Cap Value Portfolio. Previously, this Portfolio was not available for new purchases in each of these Annuities - Advanced Series APEX II, Advanced Series XTRA Credit SIX and Advanced Series Lifevest II. Effective as of the date of this supplement, we have removed that restriction. Accordingly, we (a) remove the asterisk next to this Portfolio's name on the list of Portfolios on the inside front cover and (b) delete the fifth paragraph under Investment Options. With respect to the

 Advanced Series Advisor Plan III Annuity, AST Goldman Sachs Small-Cap Value Portfolio is being added as an investment option. Accordingly, we (a) set forth the fees of the Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (b) in the Investment Options section, add the Portfolio to the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional Allocation and Rebalancing Program, or the Highest Daily GRO and
 (c) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of the Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 5. Merger of AST DeAM Small-Cap Value Portfolio into AST Small-Cap Value Portfolio. The AST DeAM Small-Cap Value Portfolio has merged out of existence into the AST Small-Cap Value Portfolio. Accordingly, we (a) remove the AST DeAM Small-Cap Value Portfolio from the list of Investment Options on the inside front cover, and (b) set forth the fees of the AST Small-Cap Value Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, remove the AST DeAM Small-Cap Value Portfolio and add the AST Small-Cap Value Portfolio to the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional Allocation and Rebalancing Program, or the Highest Daily GRO and (d) revise the summary description of the AST Small-Cap Value Portfolio in the chart of each Portfolio's Investment Objectives and Policies and (e) in footnote 3 to the table within Underlying Mutual Fund Portfolio Annual Expenses, remove the reference to the AST DeAM Small-Cap Value Portfolio. In addition, to reflect the effect of this change on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 6. AST Small-Cap Growth Portfolio. Neuberger Berman Management Inc. is no longer a sub-adviser to this Portfolio. The assets formerly managed by Neuberger Berman now are managed by Eagle Asset Management. Accordingly, we revise the summary description of this Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 7. AST Neuberger Berman Mid-Cap Value Portfolio. We have added LSV Asset Management as a sub-adviser to this Portfolio and have re-named the Portfolio the AST Neuberger Berman / LSV Mid-Cap Value Portfolio. Accordingly, we
 (a) reflect the revised Portfolio name in the list of Investment Options on the inside front cover and in footnote 3 to the table within Underlying Mutual Fund Portfolio Annual Expenses, and (b) set forth the fees of the Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, reflect the Portfolio in the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional Allocation and Rebalancing Program, or the Highest Daily GRO and (d) include a revised summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 8. AST Aggressive Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and AST Advanced Strategies Portfolio. We are adding Quantitative Management Associates LLC as a sub-adviser to each Portfolio. Accordingly, we include a revised summary description of each Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 With respect to the changed fees referenced above, here is a fee table showing the applicable underlying mutual fund portfolio annual expenses:

                                                                                            Acquired    Total
                                                                                            Portfolio  Annual
                                                              Management  Other              Fees &   Portfolio
                           FUNDS                                 Fee     Expenses 12b-1 Fee Expenses  Expenses
---------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation /1,2,3,4/              0.72%     0.10%     0.00%     0.69%     1.51%
 Management and Other Expense fee waivers/reduction: 0.02%
 Net expenses after fee reimbursement/expense waiver: 1.49%
AST Schroders Multi-Asset World Strategies                      1.10%     0.16%     0.00%     0.14%     1.40%
AST Focus Four Plus /1,2,3/                                     0.85%     0.19%     0.00%     0.20%     1.24%
 Management and administration fee waivers/reductions: 0.21%
 Net expenses after fee reimbursement/expense waiver: 1.03%
AST Global Real Estate                                          1.00%     0.30%     0.00%     0.00%     1.30%
AST Paramentric Emerging Markets Equity                         1.10%     0.46%     0.00%     0.00%     1.56%
AST Goldman Sachs Small-Cap Value                               0.95%     0.13%     0.00%     0.00%     1.08%
AST Small-Cap Value                                             0.90%     0.10%     0.00%     0.00%     1.00%
AST Advanced Strategies                                         0.85%     0.15%     0.00%     0.04%     1.04%
AST Aggressive Asset Allocation                                 0.15%     0.03%     0.00%     0.96%     1.14%
AST Capital Growth Asset Allocation                             0.15%     0.01%     0.00%     0.93%     1.09%
AST Balanced Asset Allocation                                   0.15%     0.02%     0.00%     0.87%     1.04%
AST Neuberger Berman / LSV Mid-Cap Value                        0.89%     0.10%     0.00%     0.00%     0.99%
AST Preservation Asset Allocation                               0.15%     0.03%     0.00%     0.82%     1.00%

 1 Estimated Other Expenses for the fiscal year ending December 31, 2008. As used in connection with the Portfolio, "Other Expenses" include certain operating expenses, including, without limitation, fees for custodian services, Independent Trustees' fees, and fees for legal, accounting, valuation, and transfer agency services. The Trust has also entered into arrangements with the issuers of the variable insurance products offering the Portfolio under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the Portfolio's average daily net assets. The Portfolio is not directly subject to the administrative services fee to the extent it invests in the Core Plus Bond Portfolio or any other Trust Portfolio (each, an Underlying Trust Portfolio and collectively, the Underlying Trust Portfolios). The Core Plus Bond
    Portfolio and each Underlying Trust Portfolio in which the Portfolio invests, however, are subject to the administrative services fee. See footnote 1 of the table within "Underlying Mutual Fund Portfolio Annual Expenses" in the May 1, 2008 prospectus for a discussion of the administrative services fee applicable to certain other AST Portfolios.
 2 Estimated Underlying Portfolio Fees & Expenses for the fiscal year ending December 31, 2008. The Portfolio will indirectly incur a pro rata portion of the fees and expenses of the Core Plus Bond Portfolio and any other Underlying Trust Portfolio in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent the portion of the Core Plus Bond Portfolio's estimated annualized operating expense ratio for the fiscal year ending December 31, 2008 to be borne by the Portfolio based upon the Portfolio's expected initial holdings in the Core Plus Bond Portfolio. No sales loads, distribution fees, service fees, redemption fees, or other transaction fees will be assessed in connection with the Portfolio's purchase or redemption of shares of Underlying Trust Portfolios.
 3 Estimated Contractual Fee Waiver and/or Expense Reimbursement for the fiscal year ending December 31, 2008. The Investment Managers have contractually agreed to waive their investment management fees with respect to the Portfolio's investments in the Core Plus Bond Portfolio (i.e., assumes a waiver of 25% of the Investment Managers' contractual investment management fee).
 4 The Co-Managers have contractually agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio's investment management fees plus "Other Expenses" (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 0.80% of the Portfolio's average daily net assets during the Academic Strategies Portfolio's first year of operations (i.e., expected to be July 21, 2008 through July 20, 2009).

 With respect to the changed Investment Objectives/Policies referenced above, here is a table showing the applicable changes:

   --------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
                       ADVANCED SERIES TRUST
   --------------------------------------------------------------------------
     ASSET      AST Advanced Strategies Portfolio:          LSV Asset
     ALLOCA     seeks a high level of absolute             Management;
     TION/      return. The Portfolio invests            Marsico Capital
    BALANCED    primarily in a diversified portfolio    Management, LLC;
                of equity and fixed income             Pacific Investment
                securities across different                Management
                investment categories and investment       Company LLC
                managers. The Portfolio pursues a       (PIMCO); T. Rowe
                combination of traditional and          Price Associates,
                non-traditional investment             Inc.; William Blair
                strategies.                              & Company, LLC;
                                                          Quantitative
                                                           Management
                                                         Associates LLC
   --------------------------------------------------------------------------
     ASSET      AST Aggressive Asset Allocation          AST Investment
     ALLOCA     Portfolio: seeks the highest            Services, Inc. &
     TION/      potential total return consistent          Prudential
    BALANCED    with its specified level of risk        Investments LLC;
                tolerance. The Portfolio will invest      Quantitative
                its assets in several other Advanced       Management
                Series Trust Portfolios. Under           Associates LLC
                normal market conditions, the
                Portfolio will devote approximately
                100% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                92.5% to 100%) and the remainder of
                its net assets to underlying
                portfolios investing primarily in
                debt securities and money market
                instruments (with a range of 0% -
                7.5%).
   --------------------------------------------------------------------------
     ASSET      AST Schroders Multi-Asset World             Schroder
     ALLOCA     Strategies (formerly known as AST          Investment
     TION/      American Century Strategic              Management North
    BALANCED    Allocation Portfolio): The AST            America Inc.
                Schroders Multi-Asset World
                Strategies Portfolio seeks long-term
                capital appreciation through a
                global flexible asset allocation
                approach. This asset allocation
                approach entails investing in
                traditional asset classes, such as
                equity and fixed-income investments,
                and alternative asset classes, such
                as investments in real estate,
                commodities, currencies, private
                equity, and absolute return
                strategies. The sub-advisor seeks to
                emphasize the management of risk and
                volatility. Exposure to different
                asset classes and investment
                strategies will vary over time based
                upon the sub advisor's assessments
                of changing market, economic,
                financial and political factors and
                events.
   --------------------------------------------------------------------------
     ASSET      AST Academic Strategies Asset             Credit Suisse
     ALLOCA     Allocation (formerly known as AST       Securities (USA)
     TION/      Balanced Asset Allocation                 LLC; Jennison
    BALANCED    Portfolio): seeks total return           Associates LLC;
                consistent with its specified level      Mellon Capital
                of risk. The Portfolio will be a           Management
                multi-asset class fund that employs    Corporation; Pacific
                both top-down asset allocation             Investment
                strategies and bottom-up                   Management
                manager/security selection. Under          Company LLC
                normal circumstances, approximately         (PIMCO);
                60% of the assets will be allocated     Prudential Bache
                to traditional asset classes            Asset Management,
                (including US and international           Incorporated;
                equities and bonds) and                   Quantitative
                approximately 40% of the assets will       Management
                be allocated to nontraditional asset     Associates LLC
                classes (including real estate,
                commodities, and alternative
                strategies). Those percentages are
                subject to change by the Investment
                Managers.
   --------------------------------------------------------------------------

  ---------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
  ---------------------------------------------------------------------------
    ASSET       AST Capital Growth Asset Allocation      AST Investment
    ALLOCA      Portfolio: seeks the highest            Services, Inc. &
    TION/       potential total return consistent          Prudential
   BALANCED     with its specified level of risk        Investments LLC;
                tolerance. The Portfolio will invest      Quantitative
                its assets in several other Advanced       Management
                Series Trust Portfolios. Under           Associates LLC
                normal market conditions, the
                Portfolio will devote approximately
                75% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                67.5% to 80.0%), and 25% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments (with a range of 20.0%
                to 32.5%).
  ---------------------------------------------------------------------------
    ASSET       AST Balanced Asset Allocation            AST Investment
    ALLOCA      (formerly known as AST Conservative     Services, Inc. &
    TION/       Asset Allocation Portfolio): seeks         Prudential
   BALANCED     the highest potential total return      Investments LLC;
                consistent with its specified level       Quantitative
                of risk tolerance. The Portfolio           Management
                will invest its assets in several        Associates LLC
                other Advanced Series Trust
                Portfolios. Under normal market
                conditions, the Portfolio will
                devote approximately 60% of its net
                assets to underlying portfolios
                investing primarily in equity
                securities (with a range of 52.5% to
                67.5%), and 40% of its net assets to
                underlying portfolios investing
                primarily in debt securities and
                money market instruments (with a
                range of 32.5% to 47.5%).
  ---------------------------------------------------------------------------
   SPECIALTY    AST Global Real Estate Portfolio:        Prudential Real
                seeks capital appreciation and          Estate Investors
                income. The Portfolio will normally
                invest at least 80% of its liquid
                assets (net assets plus any
                borrowing made for investment
                purposes) in equity-related
                securities of real estate companies.
                The Portfolio will invest in
                equity-related securities of real
                estate companies on a global basis
                and the Portfolio may invest up to
                15% of its net assets in ownership
                interests in commercial real estate
                through investments in private real
                estate.
  ---------------------------------------------------------------------------
    ASSET       AST Focus Four Plus Portfolio: seeks   First Trust Advisors
    ALLOCA      long-term capital growth balanced by          L.P.
    TION/       current income. The Portfolio seeks
   BALANCED     to achieve its objective by
                investing approximately 75% in
                common stocks and approximately 25%
                in fixed-income securities. The
                Portfolio allocates the equity
                portion of the portfolio across four
                uniquely specialized strategies -
                The Dow(R) Target Dividend, the
                Value Line(R) Target 25, the NYSE(R)
                International Target 25, and the S&P
                Mid 60. Each strategy employs a
                quantitative approach by screening
                common stocks for certain attributes
                and/or using a multi-factor scoring
                system to select the common stocks.
  ---------------------------------------------------------------------------
     INTER      AST Parametric Emerging Markets        Parametric Portfolio
   NATIONAL     Equity Portfolio: seeks long-term        Associates LLC
    EQUITY      capital appreciation. The Portfolio
                normally invests at least 80% of its
                net assets in equity securities
                traded on the equity markets of
                emerging market countries, which are
                those considered to be developing.
                Emerging markets countries include
                countries in Asia, Latin America,
                the Middle East, Southern Europe,
                Eastern Europe, Africa and the
                region formerly comprising the
                Soviet Union. A company will be
                considered to be located in an
                emerging market country if it is
                domiciled in or derives more that
                50% of its revenues or profits from
                emerging market countries. The
                Portfolio seeks to employ a
                top-down, disciplined and structured
                investment process that emphasizes
                broad exposure and diversification
                among emerging market countries,
                economic sectors and issuers.
  ---------------------------------------------------------------------------
   MID CAP      AST Neuberger Berman / LSV Mid-Cap          LSV Asset
    VALUE       Value Portfolio (formerly known as         Management;
                AST Neuberger Berman Mid-Cap Value      Neuberger Berman
                Portfolio): seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of medium capitalization companies.
                For purposes of the Portfolio,
                companies with market
                capitalizations that fall within the
                range of the Russell Mid-cap(R)
                Index at the time of investment are
                considered medium capitalization
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies.
                Under the Portfolio's value-oriented
                investment approach, the subadviser
                looks for companies whose stock
                prices are undervalued and that may
                raise in price before other
                investors realize their worth.
  ---------------------------------------------------------------------------

    -----------------------------------------------------------------------
     STYLE/         INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
      ASSET      AST Preservation Asset Allocation       AST Investment
      ALLOCA     Portfolio: seeks the highest           Services, Inc. &
      TION/      potential total return consistent         Prudential
     BALANCED    with its specified level of risk       Investments LLC;
                 tolerance. The Portfolio will invest     Quantitative
                 its assets in several other Advanced      Management
                 Series Trust Portfolios. Under          Associates LLC
                 normal market conditions, the
                 Portfolio will devote approximately
                 35% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 27.5% to 42.5%), and 65% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 57.5%
                 to 72.5%.
    -----------------------------------------------------------------------
      SMALL      AST Small-Cap Growth Portfolio:          Eagle Asset
       CAP       seeks long-term capital growth. The       Management
     GROWTH      Portfolio pursues its objective by
                 investing, under normal
                 circumstances, at least 80% of the
                 value of its assets in
                 small-capitalization companies.
                 Small-capitalization companies are
                 those companies with a market
                 capitalization, at the time of
                 purchase, no larger than the largest
                 capitalized company included in the
                 Russell 2000(R) Index at the time of
                 the Portfolio's investment.
    -----------------------------------------------------------------------
      SMALL      AST Small-Cap Value Portfolio: seeks     ClearBridge
       CAP       to provide long-term capital growth     Advisors, LLC;
      VALUE      by investing primarily in                Dreman Value
                 small-capitalization stocks that       Management LLC;
                 appear to be undervalued. The            J.P. Morgan
                 Portfolio invests, under normal           Investment
                 circumstances, at least 80% of the     Management, Inc.;
                 value of its net assets in small          Lee Munder
                 capitalization stocks. Small           Investments, Ltd
                 capitalization stocks are the stocks
                 of companies with market
                 capitalization that are within the
                 market capitalization range of the
                 Russell 2000(R) Value Index.
    -----------------------------------------------------------------------

 In the May 1, 2008 prospectuses, the summary fund descriptions of the AST Balanced Asset Allocation Portfolio and the AST Capital Growth Asset Allocation Portfolio were reversed. Thus, the correct summary fund description for each such Portfolio should have appeared as follows:

 AST Balanced Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 65% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 57.5% to 72.5%), and 35% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 27.5% to 42.5%).

 AST Capital Growth Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 75% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 67.5% to 80%), and 25% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 20.0% to 32.5%).

 With respect to ASAP III, APEX II, XTra Credit 6, and ASLII, Appendix F of the prospectus, entitled Selecting The Variable Annuity That's Right For You, we set forth hypothetical illustrations of Contract Value and Surrender Value for each Annuity. Those illustrations assume average fund expenses of 1.14% (1.36% for APEX II). As a result of the fund changes described in this supplement, the average fund expenses have changed to 1.15% (no change to APEX II). This change in average fund expenses would have the effect of decreasing the hypothetical illustrated values (for ASAP III, XTra Credit 6 and ASL II) by a commensurate amount.

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 OPTIMUM/SM/
 OPTIMUM FOUR/SM/
 OPTIMUM PLUS/SM/
 OPTIMUM XTRA/SM/

                        Supplement, dated July 21, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

 This supplement is being issued to describe several changes that we are making to the variable investment options within each of the above-referenced Annuities. We summarize each change immediately below, and then indicate how the pertinent portion of each prospectus is amended to reflect the change.

 The changes are as follows:

 3. AST Conservative Asset Allocation Portfolio; and AST Balanced Asset Allocation Portfolio. The name and investment objective of each Portfolio has been changed. (In the case of the AST Balanced Asset Allocation Portfolio, the changed investment objective was authorized by a vote of Annuity Owners). AST Conservative Asset Allocation Portfolio has been renamed AST Balanced Asset Allocation Portfolio and will be sub-advised by Quantitative Management Associates LLC, and the original AST Balanced Asset Allocation Portfolio has become AST Academic Strategies Asset Allocation Portfolio. Accordingly, we
 (a) reflect the revised Portfolio names in the list of Investment Options on the inside front cover, and (b) with respect to these Portfolios, set forth the fees of each Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, reflect each Portfolio in the list of portfolios that are permitted if you elect Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, or the Highest Daily Value death benefit, and (d) include a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 4. Merger of AST DeAM Small-Cap Value Portfolio into AST Small-Cap Value Portfolio. The AST DeAM Small-Cap Value Portfolio has merged out of existence into the AST Small-Cap Value Portfolio. Accordingly, we (a) set forth the fees of the AST Small-Cap Value Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (b) revise the summary description of the AST Small-Cap Value Portfolio in the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of this change on the average fees of all Portfolios available under each Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 5. AST Small-Cap Growth Portfolio. Neuberger Berman Management Inc. is no longer a sub-adviser to this Portfolio. The assets formerly managed by Neuberger Berman now are managed by Eagle Asset Management. Accordingly, we revise the summary description of this Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 6. AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio. We are adding Quantitative Management Associates LLC as a sub-adviser to each Portfolio. Accordingly, we include a revised summary description of each Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 7. AST Neuberger Berman Mid-Cap Value Portfolio. We have added LSV Asset Management as a sub-adviser to this Portfolio and have re-named the Portfolio the AST Neuberger Berman / LSV Mid-Cap Value Portfolio. Accordingly, we
 (a) reflect the revised Portfolio name in the list of Investment Options on the inside front cover, and in footnote 3 to the table within Underlying Mutual Fund Portfolio Annual Expenses, and (b) set forth the revised fees of the Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, reflect the Portfolio in the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional Allocation and Rebalancing Program, or Highest Daily GRO, and (d) include a revised summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 With respect to the changed fees referenced above, here is a fee table showing the applicable underlying mutual fund portfolio annual expenses:

                                                                                           Acquired    Total
                                                                                           Portfolio  Annual
                                                             Management  Other              Fees &   Portfolio
                           FUNDS                                Fee     Expenses 12b-1 Fee Expenses  Expenses
--------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation/ 1,2,3,4/             0.72%     0.10%     0.00%     0.69%     1.51%
 Management and Other Expense fee waivers/reduction: 0.02%
 Net expenses after fee reimbursement/expense waiver: 1.49%
AST Small-Cap Value                                            0.90%     0.10%     0.00%     0.00%     1.00%
AST Capital Growth Asset Allocation                            0.15%     0.01%     0.00%     0.93%     1.09%
AST Balanced Asset Allocation                                  0.15%     0.02%     0.00%     0.87%     1.04%
AST Preservation Asset Allocation                              0.15%     0.03%     0.00%     0.82%     1.00%
AST Neuberger Berman / LSV Mid-Cap Value                       0.89%     0.10%     0.00%     0.00%     0.99%

 1 Estimated Other Expenses for the fiscal year ending December 31, 2008. As used in connection with the Portfolio, "Other Expenses" include certain operating expenses, including, without limitation, fees for custodian services, Independent Trustees' fees, and fees for legal, accounting, valuation, and transfer agency services. The Trust has also entered into arrangements with the issuers of the variable insurance products offering the Portfolio under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the Portfolio's average daily net assets. The Portfolio is not directly subject to the administrative services fee to the extent it invests in the Core Plus Bond Portfolio or any other Trust Portfolio (each, an Underlying Trust Portfolio and collectively, the Underlying Trust Portfolios). The Core Plus Bond
    Portfolio and each Underlying Trust Portfolio in which the Portfolio invests, however, are subject to the administrative services fee. See footnote 1 of the table within "Underlying Mutual Fund Portfolio Annual Expenses" in the May 1, 2008 prospectus for a discussion of the administrative services fee applicable to certain other AST Portfolios.
 2 Estimated Underlying Portfolio Fees & Expenses for the fiscal year ending December 31, 2008. The Portfolio will indirectly incur a pro rata portion of the fees and expenses of the Core Plus Bond Portfolio and any other Underlying Trust Portfolio in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent the portion of the Core Plus Bond Portfolio's estimated annualized operating expense ratio for the fiscal year ending December 31, 2008 to be borne by the Portfolio based upon the Portfolio's expected initial holdings in the Core Plus Bond Portfolio. No sales loads, distribution fees, service fees, redemption fees, or other transaction fees will be assessed in connection with the Portfolio's purchase or redemption of shares of Underlying Trust Portfolios.
 3 Estimated Contractual Fee Waiver and/or Expense Reimbursement for the fiscal year ending December 31, 2008. The Investment Managers have contractually agreed to waive their investment management fees with respect to the Portfolio's investments in the Core Plus Bond Portfolio (i.e., assumes a waiver of 25% of the Investment Managers' contractual investment management fee).
 4 The Co-Managers have contractually agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio's investment management fees plus "Other Expenses" (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 0.80% of the Portfolio's average daily net assets during the Academic Strategies Portfolio's first year of operations (i.e., expected to be July 21, 2008 through July 20, 2009).

 With respect to the changed Investment Objectives/Policies referenced above, here is a table showing the applicable changes:

   --------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
                       ADVANCED SERIES TRUST
   --------------------------------------------------------------------------
     ASSET      AST Academic Strategies Asset             Credit Suisse
     ALLOCA     Allocation (formerly known as AST       Securities (USA)
     TION/      Balanced Asset Allocation                 LLC; Jennison
    BALANCED    Portfolio): seeks total return           Associates LLC;
                consistent with its specified level      Mellon Capital
                of risk. The Portfolio will be a           Management
                multi-asset class fund that employs    Corporation; Pacific
                both top-down asset allocation             Investment
                strategies and bottom-up                   Management
                manager/security selection. Under          Company LLC
                normal circumstances, approximately         (PIMCO);
                60% of the assets will be allocated     Prudential Bache
                to traditional asset classes            Asset Management,
                (including US and international           Incorporated;
                equities and bonds) and                   Quantitative
                approximately 40% of the assets will       Management
                be allocated to nontraditional asset     Associates LLC
                classes (including real estate,
                commodities, and alternative
                strategies). Those percentages are
                subject to change by the Investment
                Managers.
   --------------------------------------------------------------------------
     ASSET      AST Capital Growth Asset Allocation      AST Investment
     ALLOCA     Portfolio: seeks the highest            Services, Inc. &
     TION/      potential total return consistent          Prudential
    BALANCED    with its specified level of risk        Investments LLC;
                tolerance. The Portfolio will invest      Quantitative
                its assets in several other Advanced       Management
                Series Trust Portfolios. Under           Associates LLC
                normal market conditions, the
                Portfolio will devote approximately
                75% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                67.5% to 80%), and 25% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments (with a range of 20.0%
                to 32.5%).
   --------------------------------------------------------------------------
     ASSET      AST Balanced Asset Allocation            AST Investment
     ALLOCA     (formerly known as AST Conservative     Services, Inc. &
     TION/      Asset Allocation Portfolio): seeks         Prudential
    BALANCED    the highest potential total return      Investments LLC;
                consistent with its specified level       Quantitative
                of risk tolerance. The Portfolio           Management
                will invest its assets in several        Associates LLC
                other Advanced Series Trust
                Portfolios. Under normal market
                conditions, the Portfolio will
                devote approximately 60% of its net
                assets to underlying portfolios
                investing primarily in equity
                securities (with a range of 52.5% to
                67.5%), and 40% of its net assets to
                underlying portfolios investing
                primarily in debt securities and
                money market instruments (with a
                range of 32.5% to 47.5%).
   --------------------------------------------------------------------------
    MID CAP     AST Neuberger Berman / LSV Mid-Cap          LSV Asset
     VALUE      Value Portfolio (formerly known as         Management;
                AST Neuberger Berman Mid-Cap Value      Neuberger Berman
                Portfolio): seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of medium capitalization companies.
                For purposes of the Portfolio,
                companies with market
                capitalizations that fall within the
                range of the Russell Mid-cap(R)
                Index at the time of investment are
                considered medium capitalization
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies.
                Under the Portfolio's value-oriented
                investment approach, the subadviser
                looks for companies whose stock
                prices are undervalued and that may
                raise in price before other
                investors realize their worth.
   --------------------------------------------------------------------------
     ASSET      AST Preservation Asset Allocation        AST Investment
     ALLOCA     Portfolio: seeks the highest            Services, Inc. &
     TION/      potential total return consistent          Prudential
    BALANCED    with its specified level of risk        Investments LLC;
                tolerance. The Portfolio will invest      Quantitative
                its assets in several other Advanced       Management
                Series Trust Portfolios. Under           Associates LLC
                normal market conditions, the
                Portfolio will devote approximately
                35% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                27.5% to 42.5%), and 65% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments (with a range of 57.5%
                to 72.5%.
   --------------------------------------------------------------------------

     ---------------------------------------------------------------------
      STYLE/       INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
      TYPE                                                 ADVISOR/
                                                         SUB-ADVISOR
     ---------------------------------------------------------------------
      SMALL     AST Small-Cap Growth Portfolio:          Eagle Asset
       CAP      seeks long-term capital growth. The       Management
      GROWTH    Portfolio pursues its objective by
                investing, under normal
                circumstances, at least 80% of the
                value of its assets in
                small-capitalization companies.
                Small-capitalization companies are
                those companies with a market
                capitalization, at the time of
                purchase, no larger than the largest
                capitalized company included in the
                Russell 2000(R) Index at the time of
                the Portfolio's investment.
     ---------------------------------------------------------------------
      SMALL     AST Small-Cap Value Portfolio: seeks     ClearBridge
       CAP      to provide long-term capital growth     Advisors, LLC;
      VALUE     by investing primarily in                Dreman Value
                small-capitalization stocks that       Management LLC;
                appear to be undervalued. The            J.P. Morgan
                Portfolio invests, under normal           Investment
                circumstances, at least 80% of the     Management, Inc.;
                value of its net assets in small          Lee Munder
                capitalization stocks. Small           Investments, Ltd
                capitalization stocks are the stocks
                of companies with market
                capitalization that are within the
                market capitalization range of the
                Russell 2000(R) Value Index.
     ---------------------------------------------------------------------

 In the May 1, 2008 prospectuses, the summary fund descriptions of the AST Balanced Asset Allocation Portfolio and the AST Capital Growth Asset Allocation Portfolio were reversed. Thus, the correct summary fund description for each such Portfolio should have been as follows:

 AST Balanced Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 65% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 57.5% to 72.5%), and 35% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 27.5% to 42.5%).

 AST Capital Growth Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 75% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 67.5% to 80%), and 25% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 20.0% to 32.5%).

 In Appendix D of the prospectus, entitled Selecting The Variable Annuity That's Right For You, we set forth hypothetical illustrations of Contract Value and Surrender Value for each Annuity. Those illustrations assume average fund expenses of 0.97%. As a result of the fund changes described in this supplement, the average fund expenses have changed to 0.99%. This change in average fund expenses would have the effect of decreasing the hypothetical illustrated values by a commensurate amount.